ACQUISITIONS - Pro Forma (Details) - Knoxville Terminals Purchase [Member] - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 136,369	$ 131,314
Pro forma net income available per limited partner units:
Business Acquisition, Pro Forma Net Income (Loss)	$ 35,153	$ 43,688
Common Units [Member]
Pro forma net income available per limited partner units:
Business Acquisition, Pro Forma Earnings Per Share, Basic	$ 0.83	$ 1.03
Business Acquisition, Pro Forma Earnings Per Share, Diluted	0.83	1.03
Subordinated Units [Member]
Pro forma net income available per limited partner units:
Business Acquisition, Pro Forma Earnings Per Share, Diluted	$ 0.00	$ 1.06